Consolidated Balance Sheets (JPY ¥)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
ASSETS
Cash and due from banks (Note 8)	¥ 3,230,804,000,000	¥ 2,862,523,000,000
Interest-earning deposits in other banks (including 10,201 million and 4,365 million measured at fair value under fair value option in 2010 and 2011) (Notes 8 and 29)	7,333,767,000,000	4,780,861,000,000
Call loans and funds sold (Note 10)	448,787,000,000	508,922,000,000
Receivables under resale agreements (including 30,832 million and 26,192 million measured at fair value under fair value option in 2010 and 2011) (Note 29)	4,872,171,000,000	3,543,020,000,000
Receivables under securities borrowing transactions	3,600,318,000,000	5,770,044,000,000
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of 8,409,598 million and 8,251,723 million in 2010 (restated) and 2011) (including 8,918,156 million and 11,917,000 million measured at fair value under fair value option in 2010 and 2011) (Notes 8, 21 and 29)	28,824,795,000,000	27,663,076,000,000
Investment securities (Notes 3, 8 and 29):
Securities available for sale-carried at estimated fair value (including assets pledged that secured parties are permitted to sell or repledge of 4,107,734 million and 1,297,912 million in 2010 and 2011)	54,435,634,000,000	50,411,876,000,000
Securities being held to maturity-carried at amortized cost (including assets pledged that secured parties are permitted to sell or repledge of 566,313 million and 959,241 million in 2010 and 2011) (estimated fair value of 3,027,921 million and 3,058,998 million in 2010 and 2011)	3,017,189,000,000	2,943,801,000,000
Other investment securities	1,704,244,000,000	1,690,838,000,000
Total investment securities	59,157,067,000,000	55,046,515,000,000
Loans, net of unearned income, unamortized premiums and deferred loan fees (including assets pledged that secured parties are permitted to sell or repledge of 3,476,841 million and 3,246,293 million in 2010 and 2011) (Notes 4 and 8)	87,501,975,000,000	92,185,910,000,000
Allowance for credit losses (Note 4)	(1,240,456,000,000)	(1,315,615,000,000)
Net loans	86,261,519,000,000	90,870,295,000,000
Premises and equipment-net (Note 5)	962,548,000,000	995,167,000,000
Accrued interest	233,224,000,000	240,267,000,000
Customers' acceptance liability	69,950,000,000	49,143,000,000
Intangible assets-net (Notes 2 and 6)	991,521,000,000	1,116,117,000,000
Goodwill (Notes 2 and 6)	363,392,000,000	381,498,000,000
Deferred tax assets (Notes 7 and 14)	1,285,013,000,000	1,287,611,000,000
Other assets (Notes 4, 8, 13 and 14)	5,226,412,000,000	4,969,338,000,000
Total assets	202,861,288,000,000	200,084,397,000,000
LIABILITIES AND EQUITY
Non-interest-bearing, Domestic	16,421,024,000,000	15,201,298,000,000
Interest-bearing, Domestic	99,120,619,000,000	97,526,535,000,000
Non-interest-bearing, Overseas offices	2,316,207,000,000	2,403,147,000,000
Interest-bearing, Overseas offices	18,773,854,000,000	20,341,516,000,000
Total deposits	136,631,704,000,000	135,472,496,000,000
Call money and funds purchased (Notes 8 and 10)	2,313,487,000,000	1,883,824,000,000
Payables under repurchase agreements (Note 8)	12,389,075,000,000	11,846,656,000,000
Payables under securities lending transactions (Note 8)	2,104,105,000,000	3,633,891,000,000
Due to trust account (Note 11)	633,541,000,000	1,559,631,000,000
Other short-term borrowings (including 4,506 million and 673 million measured at fair value under fair value option in 2010 and 2011) (Notes 8, 12 and 29)	8,488,197,000,000	6,097,336,000,000
Trading account liabilities (Notes 21 and 29)	9,908,974,000,000	8,688,826,000,000
Obligations to return securities received as collateral (Note 29)	3,267,775,000,000	3,229,321,000,000
Bank acceptances outstanding	69,950,000,000	49,143,000,000
Accrued interest	181,814,000,000	218,117,000,000
Long-term debt (including 615,618 million and 575,969 million measured at fair value under fair value option in 2010 and 2011) (Notes 8, 12 and 29)	13,356,728,000,000	14,162,424,000,000
Other liabilities (Notes 1, 7, 8, 13, 14 and 24)	4,844,901,000,000	4,139,892,000,000
Total liabilities	194,190,251,000,000	190,981,557,000,000
Commitments and contingent liabilities (Notes 22 and 24)
Mitsubishi UFJ Financial Group shareholders' equity (Note 19):
Preferred stock-aggregate liquidation preference of 640,001 million and 390,001 million in 2010 and 2011, with no stated value	442,100,000,000	442,100,000,000
Common stock-authorized, 33,000,000,000 shares; issued, 14,148,414,920 shares and 14,150,894,620 shares in 2010 and 2011, with no stated value	1,644,132,000,000	1,643,238,000,000
Capital surplus (Note 16)	6,395,705,000,000	6,619,525,000,000
Retained earnings (Accumulated deficit) (Notes 17 and 33):
Appropriated for legal reserve	239,571,000,000	239,571,000,000
Unappropriated retained earnings (Accumulated deficit)	254,411,000,000	(18,127,000,000)
Accumulated other changes in equity from nonowner sources, net of taxes	(620,844,000,000)	(45,435,000,000)
Treasury stock, at cost-21,069,229 common shares and 16,723,747 common shares in 2010 and 2011	(11,251,000,000)	(13,954,000,000)
Total Mitsubishi UFJ Financial Group shareholders' equity	8,343,824,000,000	8,866,918,000,000
Noncontrolling interests (Note 18)	327,213,000,000	235,922,000,000
Total equity	8,671,037,000,000	9,102,840,000,000
Total liabilities and equity	202,861,288,000,000	200,084,397,000,000
Assets of consolidated VIEs included in total assets above that can be used only to settle obligations of consolidated VIEs (Note 23) [Member]
ASSETS
Cash and due from banks (Note 8)	7,640,000,000
Interest-earning deposits in other banks (including 10,201 million and 4,365 million measured at fair value under fair value option in 2010 and 2011) (Notes 8 and 29)	15,006,000,000
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of 8,409,598 million and 8,251,723 million in 2010 (restated) and 2011) (including 8,918,156 million and 11,917,000 million measured at fair value under fair value option in 2010 and 2011) (Notes 8, 21 and 29)	1,157,263,000,000
Investment securities (Notes 3, 8 and 29):
Investment securities	493,085,000,000
Loans, net of unearned income, unamortized premiums and deferred loan fees (including assets pledged that secured parties are permitted to sell or repledge of 3,476,841 million and 3,246,293 million in 2010 and 2011) (Notes 4 and 8)	7,156,823,000,000
All other assets	329,746,000,000
Total assets	9,159,563,000,000
Liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of Mitsubishi UFJ Financial Group (Note 23) [Member]
LIABILITIES AND EQUITY
Other short-term borrowings (including 4,506 million and 673 million measured at fair value under fair value option in 2010 and 2011) (Notes 8, 12 and 29)	41,252,000,000
Long-term debt (including 615,618 million and 575,969 million measured at fair value under fair value option in 2010 and 2011) (Notes 8, 12 and 29)	1,668,642,000,000
All other liabilities	207,916,000,000
Total liabilities	¥ 1,917,810,000,000